October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock Municipal Income Fund, Inc. (MUI)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.8%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$3,365	$ 3,591,890
Series C, 5.50%, 10/01/54	7,625	8,379,246
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,750	1,865,149
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	10,455	11,665,545
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	3,315	3,549,252
Series B, 5.00%, 01/01/54	6,190	6,552,478
Series B-1, 5.00%, 05/01/53	8,800	9,178,300
		44,781,860
Arizona — 0.9%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(b)	1,015	932,010
Series A, 3.55%, 07/15/29	855	816,155
Series A, 5.00%, 07/01/49(b)	965	905,982
Series A, 5.00%, 07/01/54(b)	745	690,680
Series B, 4.25%, 07/01/27(b)	205	203,676
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/29(b)	300	302,535
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	950	936,216
Maricopa County Industrial Development Authority, RB, 6.38%, 07/01/58(b)	1,050	1,100,994
Phoenix-Mesa Gateway Airport Authority, ARB
5.00%, 07/01/27	700	700,540
5.00%, 07/01/32	1,925	1,926,367
		8,515,155
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(b)	2,245	2,177,072
California — 4.6%
California Community Choice Financing Authority, RB, Sustainability Bonds, 5.50%, 10/01/54(a)	2,600	2,854,282
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,450	1,501,562
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	1,310	1,349,512
California School Finance Authority, RB, 5.00%, 08/01/42(b)	875	891,806
City of Los Angeles Department of Airports, ARB, Series C, AMT, 5.00%, 05/15/45	5,000	5,241,787
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.00%, 05/15/36	5,650	6,018,969
AMT, Subordinate, 5.00%, 11/15/31(c)	530	580,825
AMT, Subordinate, 5.00%, 05/15/37	9,470	10,141,219
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	155	156,603
Manteca Financing Authority, RB, (AGC-ICC), 5.75%, 12/01/36	3,285	3,291,364
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/47	7,855	7,952,871
Security	Par (000)	Value
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued)
Series E, AMT, 5.00%, 05/01/40	$3,335	$ 3,477,323
State of California, GO, 5.50%, 04/01/28	15	15,026
		43,473,149
Colorado — 1.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 11/15/47	885	920,095
Series A, AMT, 4.13%, 11/15/53	2,185	2,032,895
Series D, AMT, 5.75%, 11/15/45	1,315	1,454,815
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	1,000	1,103,115
5.50%, 11/01/47	620	680,468
5.25%, 11/01/52	1,555	1,653,980
Mayfield Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,189	1,215,213
		9,060,581
Connecticut — 0.6%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	765	744,014
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	5,000	5,043,494
		5,787,508
District of Columbia — 0.6%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/48	5,000	5,340,490
Florida — 3.6%
Capital Region Community Development District, Refunding SAB, Series A-1, 4.63%, 05/01/28	300	300,391
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	945	900,250
Series A, 4.00%, 06/15/29	465	449,970
Series A, 5.00%, 06/01/45	850	773,851
Series A, 5.50%, 06/01/57	305	285,579
County of Miami-Dade Seaport Department, Refunding RB, Series B-1, AMT, Subordinate, 4.00%, 10/01/46	5,500	5,056,743
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	715	791,085
Esplanade Lake Club Community Development District, SAB
Series A-1, 4.00%, 11/01/40	1,080	951,225
Series A-2, 3.63%, 11/01/30	100	95,465
Series A-2, 4.00%, 11/01/40	185	162,941
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(d)(e)	840	593,038
AMT, 5.00%, 05/01/29	2,380	2,418,407
Florida Development Finance Corp., Refunding RB
5.00%, 06/01/31(b)	450	460,354
5.00%, 09/15/50(b)	475	436,777
AMT, (AGM), 5.25%, 07/01/53	12,370	12,842,254
Lakewood Ranch Stewardship District, SAB
4.30%, 05/01/27(b)	325	323,859
3.80%, 05/01/29	225	220,769
Orange County Health Facilities Authority, RB, 5.00%, 10/01/47	1,945	2,014,398
Seminole Improvement District, RB
5.00%, 10/01/32	265	262,423

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Seminole Improvement District, RB (continued)
5.30%, 10/01/37	$300	$ 297,052
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(d)(e)	142	69,847
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	180	176,832
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	910	905,463
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,940	1,988,297
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	835	861,568
		33,638,838
Georgia — 3.2%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	740	731,523
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	860	914,382
Series A, 5.00%, 06/01/53(a)	8,890	9,400,572
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	13,405	14,243,756
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	3,160	3,282,332
Municipal Electric Authority of Georgia, Refunding RB, Series A, 5.00%, 01/01/56	1,250	1,280,468
		29,853,033
Hawaii — 0.9%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	5,000	5,068,371
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	1,350	1,350,683
AMT, 5.25%, 08/01/26	2,500	2,501,262
		8,920,316
Idaho — 0.6%
Idaho Health Facilities Authority, RB, Series A, 5.00%, 12/01/47	5,000	5,097,283
Idaho Housing & Finance Association, Refunding RB, (GTD), 4.00%, 05/01/52	905	808,115
		5,905,398
Illinois — 5.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,760	1,808,920
Series A, 5.00%, 12/01/40	720	726,690
Series A, 5.00%, 12/01/47	1,915	1,893,548
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	495	512,008
Series C, 5.00%, 12/01/26	4,730	4,814,464
Series D, 5.00%, 12/01/26	4,185	4,254,357
Chicago Midway International Airport, Refunding ARB, Series A, AMT, Senior Lien, (BAM), 5.75%, 01/01/48	1,015	1,107,570
Chicago O’Hare International Airport, ARB, Class A, AMT, Senior Lien, (AGM), 5.50%, 01/01/53	4,360	4,605,757
Chicago O’Hare International Airport, Refunding RB, Series B, Senior Lien, 5.00%, 01/01/37	3,460	3,549,427
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	1,000	1,024,982
Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	$1,190	$ 1,271,123
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/37	1,455	1,498,776
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,725	2,507,369
State of Illinois, GO
5.00%, 11/01/34	5,000	5,121,237
Series A, 5.50%, 03/01/42	6,000	6,572,779
Series A, 5.50%, 03/01/47	5,500	5,938,655
Series D, 5.00%, 11/01/28	350	366,144
		47,573,806
Indiana — 0.9%
Indiana Finance Authority, RB
5.00%, 06/01/41	550	485,211
5.00%, 06/01/51	405	329,503
5.00%, 06/01/56	360	287,668
Indiana Finance Authority, Refunding RB, Series A, 4.13%, 12/01/26	1,270	1,271,163
Indianapolis Local Public Improvement Bond Bank, RB, Series F1, Subordinate, (BAM), 5.00%, 03/01/53	5,365	5,673,249
		8,046,794
Kentucky — 1.0%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	285	275,396
County of Boyle Kentucky, Refunding RB, Series A, 4.25%, 06/01/46	810	757,813
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	7,470	8,068,593
		9,101,802
Louisiana — 0.7%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	2,030	2,118,334
5.25%, 10/01/53	3,965	4,103,544
		6,221,878
Maryland — 1.4%
City of Baltimore Maryland, RB, 5.00%, 06/01/51	820	791,295
City of Baltimore Maryland, Refunding TA(b)
Series A, Senior Lien, 2.95%, 06/01/27	175	168,927
Series A, Senior Lien, 3.05%, 06/01/28	190	181,379
Series A, Senior Lien, 3.15%, 06/01/29	200	188,855
City of Baltimore Maryland, TA, Series B, 3.38%, 06/01/29(b)	285	271,746
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	9,730	10,090,174
Maryland Health & Higher Educational Facilities Authority, RB, 6.25%, 07/01/63(b)	1,655	1,671,309
		13,363,685
Massachusetts — 0.5%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	4,610	4,629,609
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	215	221,281
		4,850,890
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan — 0.8%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	$10	$ 10,021
City of Detroit Michigan, GO
5.00%, 04/01/30	180	188,058
5.00%, 04/01/32	225	234,284
5.00%, 04/01/33	295	306,315
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	3,760	3,945,914
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	540	590,081
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	2,000	2,021,639
Michigan Strategic Fund, Refunding RB, 5.00%, 11/15/34	490	498,090
		7,794,402
Minnesota — 0.3%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 4.75%, 07/01/29(b)	150	150,012
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	2,420	2,560,920
		2,710,932
Mississippi — 1.8%
Mississippi Development Bank, RB
(AGM), 6.75%, 12/01/31	3,775	3,784,773
(AGM), 6.75%, 12/01/33	2,350	2,355,898
(AGM), 6.88%, 12/01/40	6,405	6,420,448
Mississippi Home Corp., RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.80%, 12/01/49	4,530	4,561,200
		17,122,319
Missouri — 0.7%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	260	241,209
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	2,840	2,894,862
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.55%, 11/01/44	2,030	2,044,430
St Louis County Industrial Development Authority, Refunding RB
5.00%, 09/01/27	225	228,079
5.00%, 09/01/32	1,015	1,027,183
		6,435,763
Nevada — 0.2%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	103,016
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/51	1,890	1,902,831
		2,005,847
New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	1,481	1,448,482
New Jersey — 6.0%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/47	940	1,016,970
New Jersey Economic Development Authority, RB
5.00%, 11/01/44	10,500	10,955,947
AMT, 5.50%, 01/01/26	1,500	1,501,754
AMT, 5.50%, 01/01/27	1,000	1,001,187
AMT, (AGM), 5.00%, 01/01/31	2,425	2,427,388
Security	Par (000)	Value
New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
AMT, 5.38%, 01/01/43	$7,000	$ 7,013,661
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 4.55%, 10/01/44	1,240	1,248,224
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	6,000	6,308,295
Series BB, 5.00%, 06/15/46	6,725	7,182,621
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	4,105	4,444,071
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/25	690	690,950
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/34	12,000	12,485,142
		56,276,210
New Mexico — 0.1%
City of Santa Fe New Mexico, RB
Series A, 5.00%, 05/15/34	170	173,404
Series A, 5.00%, 05/15/44	820	811,430
		984,834
New York — 6.5%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.50%, 06/01/27	1,070	1,082,824
Series A, 5.00%, 06/01/35	415	425,629
Build NYC Resource Corp., RB, Series A, 4.88%, 05/01/31(b)	360	359,673
City of New York, GO, Series A, 5.00%, 08/01/46	3,035	3,262,093
Huntington Local Development Corp., RB, Series A, 5.00%, 07/01/36	940	878,757
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.85%, 11/01/53	2,925	2,959,481
New York City Municipal Water Finance Authority, RB, Series GG, 5.00%, 06/15/50	1,685	1,762,724
New York Convention Center Development Corp., RB, CAB, Class B, Sub Lien, 0.00%, 11/15/40(f)	7,650	3,616,370
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	1,730	1,721,737
Series A, Sustainability Bonds, 3.00%, 11/15/51	4,840	3,561,190
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	3,970	2,910,396
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,810	1,940,253
AMT, 5.00%, 12/01/40	1,865	1,940,663
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	5,920	6,164,207
AMT, Sustainability Bonds, 5.50%, 06/30/60	8,915	9,386,508
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/47	6,520	6,857,184
Series 232, AMT, 4.63%, 08/01/52	1,290	1,301,536
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	4,860	5,110,425
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	3,915	4,170,500
Series C, 5.25%, 05/15/52	1,805	1,943,372
		61,355,522

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Carolina — 0.8%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/47	$1,855	$ 1,854,486
North Carolina Turnpike Authority, RB, Series A, (AGM), 5.00%, 01/01/58	4,625	4,882,637
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	620	689,273
		7,426,396
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	3,945	3,902,188
Ohio — 0.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	2,710	2,445,634
Series B-2, Class 2, 5.00%, 06/01/55	5,310	4,788,696
		7,234,330
Pennsylvania — 4.0%
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,525	2,550,978
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	245	200,096
Pennsylvania Economic Development Financing Authority, RB
AMT, (AGM), 5.50%, 06/30/42	2,000	2,207,136
AMT, 5.75%, 06/30/48	2,365	2,529,603
AMT, 5.25%, 06/30/53	3,910	4,022,321
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	8,545	8,624,498
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,590	1,632,948
Pennsylvania Turnpike Commission, RB, Series B, Subordinate, 4.00%, 12/01/51	3,000	2,825,117
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	745	785,172
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	9,145	10,127,548
Series B, Sustainability Bonds, (SAW), 5.00%, 09/01/48	2,085	2,210,901
		37,716,318
Puerto Rico — 1.9%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.75%, 07/01/31	2,753	3,027,181
Series A-1, Restructured, 4.00%, 07/01/35	675	665,295
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	1,919	1,898,872
Series A-1, Restructured, 4.75%, 07/01/53	1,069	1,054,714
Series A-1, Restructured, 5.00%, 07/01/58	6,695	6,703,066
Series A-2, Restructured, 4.78%, 07/01/58	488	482,728
Series B-1, Restructured, 4.75%, 07/01/53	334	331,560
Series B-2, Restructured, 4.78%, 07/01/58	726	714,623
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(f)
Series A-1, Restructured, 0.00%, 07/01/33	$1,464	$ 1,029,892
Series A-1, Restructured, 0.00%, 07/01/46	6,546	2,098,796
		18,006,727
South Carolina — 0.6%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	5,210	5,629,066
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	300	310,460
		5,939,526
Tennessee — 3.7%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	660	707,735
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,230	3,326,074
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB
5.25%, 05/01/48	820	878,897
Series A, 5.00%, 07/01/40	4,000	4,047,499
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	3,090	3,111,071
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/52	3,800	3,956,062
Series B, AMT, 5.50%, 07/01/52	3,500	3,770,795
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	5,395	5,824,498
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	7,845	8,327,808
Tennessee Housing Development Agency, RB, S/F Housing
Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.45%, 07/01/44	250	251,863
Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.60%, 07/01/49	310	311,646
		34,513,948
Texas — 4.3%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,630	1,660,878
7.88%, 11/01/62	1,410	1,475,328
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	5,130	5,295,316
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.25%, 03/01/49	2,505	2,723,346
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	700	701,155
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	410	417,942
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	400	407,644
Love Field Airport Modernization Corp., ARB, 5.00%, 11/01/28	700	700,410
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	800	760,783
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	1,850	1,978,732
San Jacinto River Authority, RB, (AGM), 5.25%, 10/01/25	2,910	2,912,626
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/47	8,590	8,697,974
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	$445	$ 422,260
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/30	1,720	1,814,637
5.00%, 12/15/32	6,585	6,967,201
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,000	2,024,696
Texas Water Development Board, RB, 4.45%, 10/15/36	1,155	1,237,529
		40,198,457
Utah — 0.7%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/34	3,500	3,574,388
Series A, AMT, 5.00%, 07/01/51	1,805	1,850,039
Utah Charter School Finance Authority, Refunding RB, 4.50%, 06/15/27(b)	805	794,927
		6,219,354
Virginia — 1.1%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	8,400	8,063,305
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.15%, 11/01/52	2,065	2,117,731
Virginia Housing Development Authority, RB, S/F Housing, Series E-2, 4.40%, 10/01/44	560	558,051
		10,739,087
Washington — 0.6%
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	5,755	6,006,215
Wisconsin — 0.8%
Public Finance Authority, RB
5.00%, 06/15/34	430	442,803
5.00%, 10/15/56(b)	385	328,714
Class A, 5.00%, 06/15/56(b)	1,000	846,859
AMT, Sustainability Bonds, 4.00%, 09/30/51	1,595	1,383,485
AMT, Sustainability Bonds, 4.00%, 03/31/56	1,520	1,291,269
Public Finance Authority, Refunding RB
4.00%, 09/01/29(b)	100	96,758
5.00%, 09/01/49(b)	520	488,104
Series B, AMT, 5.25%, 07/01/28	2,730	2,732,023
		7,610,015
Total Municipal Bonds — 66.8% (Cost: $607,921,608)		628,259,127
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
Alabama — 2.3%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	20,000	21,191,835
Security	Par (000)	Value
California — 0.7%
City of Los Angeles Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	$6,415	$ 6,769,813
Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	7,310	7,813,503
Florida — 2.9%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series A, 5.50%, 09/01/48	5,310	5,922,076
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	20,000	21,656,787
		27,578,863
Idaho — 0.8%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48(h)	6,880	7,575,579
Illinois — 1.4%
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	11,860	12,608,206
Michigan — 2.7%
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/45	15,520	15,627,008
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	10,000	10,093,160
		25,720,168
Nebraska — 0.9%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	8,045	8,795,596
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,910	8,530,658
Pennsylvania — 2.1%
Pennsylvania Turnpike Commission, RB, Series B-1, 5.25%, 06/01/47	18,910	19,456,612
Texas — 2.3%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	5,940	6,566,470

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/48	$6,640	$ 7,122,036
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	7,130	7,548,478
		21,236,984
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 17.8% (Cost: $161,827,602)		167,277,817
Total Long-Term Investments — 84.6% (Cost: $769,749,210)		795,536,944

	Shares
Short-Term Securities
	Money Market Funds — 21.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(i)(j)	199,889,780	199,909,769
	Total Short-Term Securities — 21.3% (Cost: $199,909,769)	199,909,769
	Total Investments — 105.9% (Cost: $969,658,979)	995,446,713
	Other Assets Less Liabilities — 4.4%	41,578,732
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.3)%	(96,907,621)
	Net Assets Applicable to Common Shares — 100.0%	$ 940,117,824

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Zero-coupon bond.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on August 15, 2031, is $3,625,617.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 375,440,715	$ —	$ (175,530,946)(a)	$ 2,013	$ (2,013)	$ 199,909,769	199,889,780	$ 693,643	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Fund, Inc. (MUI)

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 628,259,127	$ —	$ 628,259,127
Municipal Bonds Transferred to Tender Option Bond Trusts	—	167,277,817	—	167,277,817
Short-Term Securities
Money Market Funds	199,909,769	—	—	199,909,769
	$199,909,769	$795,536,944	$—	$995,446,713
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $96,419,867 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation